LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES

11. LEASES

The Group recognized lease assets and lease liabilities related to substantially all of the Group’s lease arrangements in the consolidated financial statements. The Group has operating leases primarily for office and operations space. The Group’s operating lease arrangements have remaining terms of one year to ten years.

The Group’s finance lease represented the lease of the used car retail superstore (the “Superstore”) in Hefei. A subsidiary of the Company, Uxin Hefei entered into a lease and purchase agreement with HCI to lease the Superstore in Hefei with a 10-year lease term with an annual lease payment of RMB147.1 million from September 2023 to September 2032, and further obtained an option to purchase the Superstore at the cost of RMB716.9 million at the end of lease term. The initial direct cost made and the incentive received on or before the lease commencement date were immaterial. On the lease commencement date, the property, plant and equipment for the Superstore amounted RMB1,563.5 million with the estimated useful lives of 50 years, being the present value of the lease payments and the exercise price of the purchase obligation using the implicit rate of return in the finance lease arrangement. The Group commenced the lease of the Superstore in September 2023. As the lease contains an option to purchase the underlying asset which is reasonably certain to be exercised by the Company, it was classified as a finance lease.

In October 2023, Uxin Hefei and HCI mutually agreed that HCI will convert its first-year rental of RMB147.1 million into an investment for the subscription of 12.02% equity interests in Uxin Hefei (Note 15).

In January 2024 and September 2024, the total lease payments were modified respectively, and the lease liability was remeasured based on the modified lease by discounting the revised lease payments using a revised discount rate at the effective date of the modification. Right-of-us assets and lease liabilities are adjusted down by RMB216.1 million and adjusted up by RMB28.2 million upon the modifications in January 2024 and September 2024, respectively.

In April 2025, Uxin Hefei and HCI mutually agreed that HCI will convert its second-year rental of RMB127.7 million into an investment for the subscription of 8.40% equity interests in Uxin Hefei. According to this agreement signed with HCI, the subsequent settlement of the second-year rental did not constitute any breach or default of the contract as of December 31, 2024.

In March 2026, Uxin Hefei and HCI mutually agreed that HCI will convert its third-year rental of RMB127.7 million into an investment for the subscription of 6.92% equity interests in Uxin Hefei. According to this agreement signed with HCI, the subsequent settlement of the third-year rental did not constitute any breach or default of the contract as of December 31, 2025.

Supplemental Consolidated Balance Sheets information related to leases were as follows:

	December 31, 2024	December 31, 2025
	RMB	RMB

Operating leases

Right-of-use assets	194,388	270,325
Operating lease liabilities - current	14,563	35,842
Operating lease liabilities - non-current	180,920	245,373
Total operating lease liabilities	195,483	281,215

Finance leases

Right-of-use assets	1,346,728	1,319,087
Finance lease liabilities - current	183,852	187,541
Finance lease liabilities - non-current	1,141,118	1,081,322
Total finance lease liabilities	1,324,970	1,268,863

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

11. LEASES (CONTINUED)

The components of lease expense are as follows within the Consolidated Statements of Comprehensive Loss:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Operating lease expense:
Operating lease expense	20,115	19,058	33,827
Short-term lease expense	5,452	1,909	3,666
Total operating lease expenses	25,567	20,967	37,493
Finance lease expense:
Amortization expense	14,290	21,029	27,641
Interest expense	41,184	60,662	76,368
Total finance lease expenses	55,474	81,691	104,009
Total lease expenses	81,041	102,658	141,502

Other information related to leases where the Group is the lessee was as follows:

	December 31, 2024	December 31, 2025

Weighted average remaining lease term
Operating leases	8.00	6.28
Finance leases	8.75	7.75
Weighted average incremental borrowing rate
Operating leases	4.30%	4.09%
Finance leases	6.58%	6.58%

Supplemental cash flow information related to leases were as follows:

	For the fiscal year ended March 31,	For the nine months ended December 31,	For the year ended December 31,
	2024	2024	2025
	RMB	RMB	RMB

Operating cash outflows from operating leases	18,011	16,701	24,032
Right-of-use assets obtained in exchange for operating lease liabilities	97,731	39,301	100,867
Right-of-use assets obtained in exchange for finance lease liabilities, after modification	1,353,827	28,220	-

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

11. LEASES (CONTINUED)

Maturities of lease liabilities are as follows:

	December 31, 2025
	Finance lease	Operating lease
	RMB	RMB

Matured as of December 31, 2025	127,746	-
Fiscal year ended December 31, 2026	132,474	47,004
Fiscal year ended December 31, 2027	132,474	49,958
Fiscal year ended December 31, 2028	132,474	51,704
Fiscal year ended December 31, 2029	132,474	54,180
Fiscal year ended December 31, 2030	132,474	53,658
Thereafter	922,384	66,665
Total lease payments	1,712,500	323,169
Less: imputed interest	(443,637)	(41,954)
Total lease liabilities	1,268,863	281,215
Less: current portion	(187,541)	(35,842)
Non-current portion of lease liabilities	1,081,322	245,373